Earnings/ (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings/ (Loss) Per Share [Abstract]
Schedule of earnings/ (loss) per share
	For the years ended December 31,
	2018	2017	2016
Basic (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	$(17,968,598)	$(14,815,596)	$(11,902,687)

Diluted (Loss)/Earnings Per Share Numerator
Profit for the year attributable to owners of the Company	$(17,968,598)	$(14,815,596)	$(11,902,687)

Basic (Loss)/Earnings Per Share Denominator#
Original shares:	1,986,299	1,767,821	1,694,489
Additions from actual events:
- Issuance of common stock, weighted	288,421	93,010	55,653
Basic weighted average shares outstanding	2,229,915	1,860,831	1,750,142

Diluted (Loss)/Earnings Per Share Denominator#
Basic weighted average shares outstanding	2,229,915	1,860,831	1,750,142
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*	-	-	-
Diluted Weighted Average Shares Outstanding:	2,229,915	1,860,831	1,750,142

(Loss)/Earnings Per Share#
- Basic	$(8.06)	$(7.96)	$(6.80)
- Diluted	$(8.06)	$(7.96)	$(6.80)
Weighted Average Shares Outstanding#
- Basic	2,229,915	1,860,831	1,750,142
- Diluted	2,229,915	1,860,831	1,750,142

* There were no potential dilutive additions to diluted weighted shares outstanding as a result of the outstanding warrants being out-of-the-money during the periods presented.

# The amount of shares and the respective calculations of earnings/(loss) per share have been adjusted according to reverse split.